Commissions Expense - Summary of Commissions Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 110,895,565	$ 104,167,627	$ 71,455,585
Commissions related to securities transactions
Disclosure of fee and commission expense [line items]
Fee and commission expense	111,840	700,190	1,167,831
Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	4,836,040	7,626,237	4,348,467
Commissions paid ATM exchange [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	72,887,172	71,860,062	43,858,120
Checkbooks commissions and clearing houses [Member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	25,826,912	17,649,175	13,954,498
Credit cards and foreign trade commissions [Member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 7,233,601	$ 6,331,963	$ 8,126,669